RELATED PARTY TRANSACTIONS AND BALANCES - Related Party Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables from related parties included in amounts receivable
Contractual fees and other receivables from investments managed	$ 28,399	$ 14,976
Employee relocation housing loan	1,512	1,477
Annual incentive plan	35,508	26,111
Long-term incentive plan	31,740	30,929
Performance fees liability	42,370	39,893
Dividends payable	516	497
Other payables to related parties included in amounts payable and accrued liabilities	$ 76	$ 166
Related party receivable, underlying employee relocation housing loan, term	10 years